Share-Based Compensation - Summary of Total Share-Based Compensation Expense of Share Options and Restricted Shares Recognized (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	¥ 48,683	¥ 133,975	¥ 46,122	¥ 29,406
Share Options and Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense		356,038	93,090	123,530
Share Options and Restricted Shares | Sales and Marketing Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense		35,077	8,737	4,911
Share Options and Restricted Shares | Research and Development Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense		68,688	22,508	12,254
Share Options and Restricted Shares | General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense		¥ 252,273	¥ 61,845	¥ 106,365